Related-party Transactions- Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Key management Personnel Compensation Director	$ 150	$ 150	$ 150
Cheng Mei Materials Technology Corporation
Statement [line items]
Purchases of goods, related party transactions		$ 1,258	$ 1,079